Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Options, beginning balance	365,495	249,911	266,005
Options, granted	141,928	137,010	119,925
Options, exercised	(5,500)	(9,674)	(124,918)
Options, forfeited	(36,676)	(11,752)	(11,101)
Options, ending balance	465,247	365,495	249,911
Options, exercisable	219,649
Weighted average exercise price, granted	$ 33.83	$ 36.11	$ 39.62
Weighted average exercise price, exercised	28.09	28.02	21.46
Weighted average exercise price, forfeited	35.88	36.73	33.18
Weighted average grant date fair value, granted	13.35	14.71	11.89
Weighted average grant date fair value, exercised	10.03	9.94	8.46
Weighted average grant date fair value, forfeited	$ 13.50	$ 13.05	$ 10.87